STOCKHOLDERS’ EQUITY (Tables)	3 Months Ended
Mar. 31, 2024
Equity [Abstract]
Schedule of Warrants Issued
As of March 31, 2024, the following equity-classified warrants were outstanding, in addition to the pre-funded warrants discussed above:

Expiration Date	Shares of Common Stock Issuable Upon Exercise of Warrants	Exercise Price per Share
July 15, 2030	7,354	$17.00
February 18, 2032	40,000	$45.00
As of December 31, 2023, the following equity-classified warrants were outstanding, in addition to the pre-funded warrants discussed above:

Expiration Date	Shares of Common Stock Issuable Upon Exercise of Warrants	Exercise Price per Share
July 15, 2030	7,354	$17.00
February 18, 2032	40,000	$45.00

Schedule of Common Stock Reserved For Future Issuance
Common stock reserved for future issuance as of March 31, 2024 and December 31, 2023 consisted of the following (in thousands):

	AS OF	AS OF
	MARCH 31, 2024	DECEMBER 31, 2023
Options to purchase common stock issued and outstanding	4,623	6,494
Shares available for future equity grants	2,432	533
Pre-funded warrants issued and outstanding	6,715	6,715
Warrants issued and outstanding	47	47
Total common stock reserved for future issuance	13,817	13,789
Common stock reserved for future issuance as of December 31, 2023 and December 31, 2022 consist of the following (in thousands):

	AS OF DECEMBER 31,
	2023	2022
Options to purchase common stock issued and outstanding	6,494	5,305
Shares available for future equity grants	533	162
Pre-funded warrants issued and outstanding	6,715	—
Warrants issued and outstanding	47	47
Total common stock reserved for future issuance	13,789	5,514